Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Bank Borrowings
Current		$ 29,987,000
Non-current	$ 26,692,000
Bank borrowings	$ 26,692,000	$ 29,987,000
Weighted average interest rate for outstanding bank borrowings	2.33%	1.90%
Guarantee fees incurred	$ 0	$ 320,000
Guarantee fees as a percentage of the weighted average outstanding bank borrowings	0.00%	0.76%